Schedule III — Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	$ 70,623	$ 67,055
Reserve for unpaid loss and loss adjustment expenses	798,339	794,243
Unearned premiums	469,897	465,244
Gross written premiums	666,709	700,146	$ 688,678
Investment income	54,744	51,883	40,460
Net loss and loss adjustment expenses	(215,782)	(216,112)	(189,087)
Net policy acquisition expenses	(76,870)	(79,535)	(74,976)
General and administrative expenses	(97,047)	(90,362)	(78,927)
Net written premiums	457,603	489,549	497,213
Long-tail
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	30,516	31,608
Reserve for unpaid loss and loss adjustment expenses	409,081	396,391
Unearned premiums	158,810	174,013
Gross written premiums	167,097	204,428	226,862
Investment income	0	0	0
Net loss and loss adjustment expenses	(87,890)	(78,741)	(69,250)
Net policy acquisition expenses	(23,534)	(28,073)	(31,160)
General and administrative expenses	0	0	0
Net written premiums	116,988	136,245	152,962
Short-tail
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	36,225	32,725
Reserve for unpaid loss and loss adjustment expenses	316,089	329,151
Unearned premiums	286,162	272,535
Gross written premiums	399,441	412,335	400,682
Investment income	0	0	0
Net loss and loss adjustment expenses	(92,368)	(103,249)	(93,085)
Net policy acquisition expenses	(42,585)	(40,488)	(35,997)
General and administrative expenses	0	0	0
Net written premiums	242,184	271,405	283,117
Reinsurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	3,882	2,722
Reserve for unpaid loss and loss adjustment expenses	73,169	68,701
Unearned premiums	24,925	18,696
Gross written premiums	100,171	83,383	61,134
Investment income	0	0	0
Net loss and loss adjustment expenses	(35,524)	(34,122)	(26,752)
Net policy acquisition expenses	(10,751)	(10,974)	(7,819)
General and administrative expenses	0	0	0
Net written premiums	98,431	81,899	61,134
Corporate and other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	0	0
Reserve for unpaid loss and loss adjustment expenses	0	0
Unearned premiums	0	0
Gross written premiums	0	0	0
Investment income	54,744	51,883	40,460
Net loss and loss adjustment expenses	0	0	0
Net policy acquisition expenses	0	0	0
General and administrative expenses	(97,047)	(90,362)	(78,927)
Net written premiums	$ 0	$ 0	$ 0